Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs ETF Trust
Prospectus Date	rr_ProspectusDate	Dec. 27, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST

Supplement dated April 3, 2020 to the current Prospectuses, Summary Prospectuses and Statements of Additional Information (“SAIs”) for each series of Goldman Sachs ETF Trust
(each, a “Fund”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Goldman Sachs ActiveBeta(R) International Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST

Supplement dated April 3, 2020 to the current Prospectuses, Summary Prospectuses and Statements of Additional Information (“SAIs”) for each series of Goldman Sachs ETF Trust
(each, a “Fund”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Goldman Sachs ActiveBeta(R) Emerging Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST

Supplement dated April 3, 2020 to the current Prospectuses, Summary Prospectuses and Statements of Additional Information (“SAIs”) for each series of Goldman Sachs ETF Trust
(each, a “Fund”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Goldman Sachs ActiveBeta(R) Europe Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST

Supplement dated April 3, 2020 to the current Prospectuses, Summary Prospectuses and Statements of Additional Information (“SAIs”) for each series of Goldman Sachs ETF Trust
(each, a “Fund”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Goldman Sachs ActiveBeta(R) Japan Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST

Supplement dated April 3, 2020 to the current Prospectuses, Summary Prospectuses and Statements of Additional Information (“SAIs”) for each series of Goldman Sachs ETF Trust
(each, a “Fund”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Goldman Sachs ActiveBeta(R) U.S. Large Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST

Supplement dated April 3, 2020 to the current Prospectuses, Summary Prospectuses and Statements of Additional Information (“SAIs”) for each series of Goldman Sachs ETF Trust
(each, a “Fund”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Goldman Sachs ActiveBeta(R) U.S. Small Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST

Supplement dated April 3, 2020 to the current Prospectuses, Summary Prospectuses and Statements of Additional Information (“SAIs”) for each series of Goldman Sachs ETF Trust
(each, a “Fund”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Goldman Sachs Hedge Industry VIP ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST

Supplement dated April 3, 2020 to the current Prospectuses, Summary Prospectuses and Statements of Additional Information (“SAIs”) for each series of Goldman Sachs ETF Trust
(each, a “Fund”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Goldman Sachs Access Treasury 0-1 Year ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST

Supplement dated April 3, 2020 to the current Prospectuses, Summary Prospectuses and Statements of Additional Information (“SAIs”) for each series of Goldman Sachs ETF Trust
(each, a “Fund”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Goldman Sachs Access Investment Grade Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST

Supplement dated April 3, 2020 to the current Prospectuses, Summary Prospectuses and Statements of Additional Information (“SAIs”) for each series of Goldman Sachs ETF Trust
(each, a “Fund”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Goldman Sachs Access High Yield Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST

Supplement dated April 3, 2020 to the current Prospectuses, Summary Prospectuses and Statements of Additional Information (“SAIs”) for each series of Goldman Sachs ETF Trust
(each, a “Fund”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Goldman Sachs Access Emerging Markets Local Currency Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST

Supplement dated April 3, 2020 to the current Prospectuses, Summary Prospectuses and Statements of Additional Information (“SAIs”) for each series of Goldman Sachs ETF Trust
(each, a “Fund”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST

Supplement dated April 3, 2020 to the current Prospectuses, Summary Prospectuses and Statements of Additional Information (“SAIs”) for each series of Goldman Sachs ETF Trust
(each, a “Fund”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Goldman Sachs JUST U.S. Large Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST

Supplement dated April 3, 2020 to the current Prospectuses, Summary Prospectuses and Statements of Additional Information (“SAIs”) for each series of Goldman Sachs ETF Trust
(each, a “Fund”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Goldman Sachs Access Emerging Markets USD Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST

Supplement dated April 3, 2020 to the current Prospectuses, Summary Prospectuses and Statements of Additional Information (“SAIs”) for each series of Goldman Sachs ETF Trust
(each, a “Fund”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Goldman Sachs Access Inflation Protected USD Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST

Supplement dated April 3, 2020 to the current Prospectuses, Summary Prospectuses and Statements of Additional Information (“SAIs”) for each series of Goldman Sachs ETF Trust
(each, a “Fund”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Goldman Sachs Motif Data-Driven World ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST

Supplement dated April 3, 2020 to the current Prospectuses, Summary Prospectuses and Statements of Additional Information (“SAIs”) for each series of Goldman Sachs ETF Trust
(each, a “Fund”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Goldman Sachs Motif Finance Reimagined ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST

Supplement dated April 3, 2020 to the current Prospectuses, Summary Prospectuses and Statements of Additional Information (“SAIs”) for each series of Goldman Sachs ETF Trust
(each, a “Fund”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Goldman Sachs Motif Human Evolution ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST

Supplement dated April 3, 2020 to the current Prospectuses, Summary Prospectuses and Statements of Additional Information (“SAIs”) for each series of Goldman Sachs ETF Trust
(each, a “Fund”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Goldman Sachs Motif Manufacturing Revolution ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST

Supplement dated April 3, 2020 to the current Prospectuses, Summary Prospectuses and Statements of Additional Information (“SAIs”) for each series of Goldman Sachs ETF Trust
(each, a “Fund”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Goldman Sachs Motif New Age Consumer ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST

Supplement dated April 3, 2020 to the current Prospectuses, Summary Prospectuses and Statements of Additional Information (“SAIs”) for each series of Goldman Sachs ETF Trust
(each, a “Fund”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Goldman Sachs Access Ultra Short Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST

Supplement dated April 3, 2020 to the current Prospectuses, Summary Prospectuses and Statements of Additional Information (“SAIs”) for each series of Goldman Sachs ETF Trust
(each, a “Fund”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.